Consolidated Statements of Cash Flows - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
CASH PROVIDED (USED IN) BY OPERTING ACTIVITIES
Net earnings (loss)	$ 37.1	$ (66.7)
Adjustments for items not involving cash:
Amortization	171.5	170.9
Impairment charge (note 14)	38.2	224.3
Inventory net realizable value adjustment (note 6)	33.9	0.0
Foreign exchange (gain) loss	(1.7)	0.9
Current income tax expense	10.7	5.3
Deferred income tax expense	54.6	63.7
Share-based compensation	18.3	11.1
Finance expense	5.7	4.5
Other items (note 16)	(6.7)	(3.1)
Changes in working capital and taxes paid (note 16)	(63.1)	(54.4)
Cash flows from (used in) operating activities	298.5	356.5
INVESTING ACTIVITIES
Mineral property, plant and equipment	(313.7)	(348.6)
Capital Advances	0.0	(9.8)
Proceeds from sale of Esperanza Project	5.0	0.0
Repurchase of Island Gold royalties (note 8(i))	0.0	(15.7)
Proceeds from disposition of equity securities	0.0	25.8
Investment in equity securities	(4.0)	(8.8)
Cash flows from (used in) investing activities	(312.7)	(357.1)
FINANCING ACTIVITIES
Dividends paid	(35.1)	(34.5)
Repurchase and cancellation of common shares (note 13a)	(8.2)	(11.7)
Proceeds from issuance of flow-through shares (note 13a)	10.4	0.0
Credit facility interest and transaction fees	(0.8)	(1.1)
Proceeds received from the exercise of stock options	5.3	0.2
Repayment of equipment financing obligations	0.0	(0.2)
Cash flows from (used in) financing activities	(28.4)	(47.3)
Effect of exchange rates on cash and cash equivalents	(0.1)	(0.1)
Decrease in cash and cash equivalents	(42.7)	(48.0)
Cash and cash equivalents - beginning of year	172.5	220.5
CASH AND CASH EQUIVALENTS - END OF YEAR	$ 129.8	$ 172.5